RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS	9 Months Ended
Dec. 31, 2020
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

NOTE 2 — RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

The Company previously accounted for its outstanding Public Warrants (as defined in Note 5) and Private Placement Warrants issued in connection with its Initial Public Offering as components of equity instead of as derivative liabilities. The warrant agreement governing the warrants includes a provision that provides for potential changes to the settlement amounts dependent upon the characteristics of the holder of the warrant. In addition, the warrant agreement includes a provision that in the event of a tender or exchange offer made to and accepted by holders of more than 50% of the outstanding shares of a single class of ordinary shares, all holders of the warrants would be entitled to receive cash for their warrants (the “tender offer provision”).

In connection with the audit of the Company’s financial statements for the period ended December 31, 2020, the Company’s management further evaluated the warrants under Accounting Standards Codification (“ASC”) Subtopic 815-40, Contracts in Entity’s Own Equity.  ASC Section 815-40-15 addresses equity versus liability treatment and classification of equity-linked financial instruments, including warrants, and states that a warrant may be classified as a component of equity only if, among other things, the warrant is indexed to the issuer’s common stock.  Under ASC Section 815-40-15, a warrant is not indexed to the issuer’s common stock if the terms of the warrant require an adjustment to the exercise price upon a specified event and that event is not an input to the fair value of the warrant.  Based on management’s evaluation, in consultation with the Company’s audit committee, management concluded that the Company’s Public and Private Placement Warrants are not indexed to the Company’s ordinary shares in the manner contemplated by ASC Section 815-40-15 because the holder of the instrument is not an input into the pricing of a fixed-for-fixed option on equity shares. In addition, based on management’s evaluation, in consultation with the Company’s audit committee, management concluded the tender offer provision included in the warrant agreement fails the “classified in shareholders’ equity” criteria as contemplated by ASC Section 815-40-25.

As a result of the above, the Company should have classified the warrants as derivative liabilities in its previously issued financial statements. Under this accounting treatment, the Company is required to measure the fair value of the warrants at the end of each reporting period and recognize changes in the fair value from the prior period in the Company’s operating results for the current period.

Notwithstanding the above mentioned impact, the Company’s accounting for the warrants as components of equity instead of as derivative liabilities did not have any effect on the Company’s previously reported operating expenses, cash flows or cash.

The following table reflects the Company’s balance sheet, statement of operations, and statement of cash flows as of and for the periods indicated below.

	As
	Previously		As
	Reported	Adjustments	Restated
Balance sheet as of July 30, 2020 (audited)
Warrant Liability	$—	$18,002,000	$18,002,000
Total Liabilities	8,627,236	18,002,000	26,629,236
Ordinary Shares Subject to Possible Redemption	218,346,480	(18,002,000)	200,344,480
Class A Ordinary Shares	117	180	297
Additional Paid-in Capital	5,004,732	667,079	5,671,811
Accumulated Deficit	(5,415)	(667,259)	(672,674)

Balance sheet as of September 30, 2020 (unaudited)
Warrant Liability	$—	$15,502,000	$15,502,000
Total Liabilities	8,095,030	15,502,000	23,597,030
Ordinary Shares Subject to Possible Redemption	218,272,100	(15,502,000)	202,770,110
Class A Ordinary Shares	117	155	272
Additional Paid-in Capital	5,079,112	(1,832,896)	3,246,216
Accumulated Deficit	(79,802)	1,832,741	1,752,939

Balance sheet as of December 31, 2020 (audited)
Warrant Liability	$—	$25,489,000	$25,489,000
Total Liabilities	8,909,811	25,489,000	34,398,811
Ordinary Shares Subject to Possible Redemption	217,317,800	(25,489,000)	191,828,800
Class A Ordinary Shares	127	255	382
Additional Paid-in Capital	6,033,402	8,154,004	14,187,406
Accumulated Deficit	(1,034,098)	(8,154,259)	(9,188,357)

Three months ended September 30, 2020 (unaudited)
Change in fair value of warrant liability	$—	$2,500,000	$2,500,000
Offering costs allocated to warrant liability	—	667,259	667,259
Net loss	(75,068)	1,832,741	1,757,673
Basic and diluted net loss per share, Class B	(0.02)	0.32	0.30

For the Period from March 31, 2020 (inception) to September 30, 2020 (unaudited)
Change in fair value of warrant liability	$—	$2,500,000	$2,500,000
Offering costs allocated to warrant liability	—	667,259	667,259
Net loss	(79,802)	1,832,741	1,752,939
Basic and diluted net loss per share, Class B	(0.02)	0.32	0.30

For the Period from March 31, 2020 (inception) to December 31, 2020 (audited)
Change in fair value of warrant liability	$—	$7,487,000	$7,487,000
Offering costs allocated to warrant liability	—	667,259	667,259
Net loss	(1,034,098)	(8,154,259)	(9,188,357)
Basic and diluted net loss per share, Class B	(0.19)	(1.49)	(1.68)

	As
	Previously		As
	Reported	Adjustments	Restated

Cash Flow Statement for the Period from March 31, 2020 (inception) to September 30, 2020 (unaudited)
Net income (loss)	$(79,802)	$1,832,741	1,752,939
Change in fair value of warrant liability	—	(2,500,000)	(2,500,000)
Offering costs allocated to warrant liability		667,259	667,259
Initial classification of warrant liability	—	18,002,000	18,002,000
Initial classification of common stock subject to possible redemption	218,346,480	(18,002,000)	200,344,480
Change in value of common stock subject to possible redemption	(74,380)	2,425,620	2,351,240
Cash Flow Statement for the Period from March 31, 2020 (inception) to December 31, 2020 (audited)
Net loss	$(1,034,098)	$(8,154,259)	$(9,188,357)
Change in fair value of warrant liability		7,487,000	7,487,000
Offering costs allocated to warrant liability		667,259	667,259
Initial classification of warrant liability		18,002,000	18,002,000
Initial classification of common stock subject to possible redemption	218,346,480	(18,002,000)	200,344,480
Change in value of common stock subject to possible redemption	(1,028,680)	(8,515,680)	(9,544,360)